Description of Business and Segmented Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of notes and other explanatory information [Abstract]
Segmented Financial Information
Segmented Financial Information

	Upstream
($ millions)	Exploration and Production(1)		Infrastructure and Marketing(2)		Total
Year ended December 31,	2017	2016	2017	2016	2017	2016
Gross revenues	4,978	4,036	1,976	955	6,954	4,991
Royalties	(363)	(305)	—	—	(363)	(305)
Marketing and other	—	—	(40)	(88)	(40)	(88)
Revenues, net of royalties	4,615	3,731	1,936	867	6,551	4,598
Expenses
Purchases of crude oil and products	—	32	1,855	857	1,855	889
Production, operating and transportation expenses	1,650	1,760	13	20	1,663	1,780
Selling, general and administrative expenses	265	232	4	5	269	237
Depletion, depreciation, amortization and impairment	2,237	1,815	2	13	2,239	1,828
Exploration and evaluation expenses	146	188	—	—	146	188
Loss (gain) on sale of assets	(42)	(192)	1	(1,439)	(41)	(1,631)
Other – net	6	53	(8)	(3)	(2)	50
	4,262	3,888	1,867	(547)	6,129	3,341
Earnings (loss) from operating activities	353	(157)	69	1,414	422	1,257
Share of equity investment gain (loss)	12	(1)	49	16	61	15
Financial items
Net foreign exchange gain (loss)	—	—	—	—	—	—
Finance income	5	5	—	—	5	5
Finance expenses	(131)	(145)	—	—	(131)	(145)
	(126)	(140)	—	—	(126)	(140)
Earnings (loss) before income taxes	239	(298)	118	1,430	357	1,132
Provisions for (recovery of) income taxes
Current	(34)	(100)	—	—	(34)	(100)
Deferred	99	19	32	122	131	141
	65	(81)	32	122	97	41
Net earnings (loss)	174	(217)	86	1,308	260	1,091
Intersegment revenues	1,250	988	—	—	1,250	988

(1)	Includes allocated depletion, depreciation, amortization and impairment related to assets in Infrastructure and Marketing, as these assets provide a service to Exploration and Production.

(2)
Includes $280 million of revenue (2016 - nil) and $234 million of associated costs (2016 - nil) for construction contracts, inclusive of $259 million of revenue (2016 - nil) and $236 million of costs (2016 - nil) for contracts in progress accounted for under the percentage of completion method.

(3)	Eliminations relate to sales and operating revenues between segments recorded at transfer prices based on current market prices. Segment results include transactions between business segments.

Downstream								Corporate and Eliminations(3)		Total
Upgrading		Canadian Refined Products		U.S. Refining and Marketing		Total
2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
1,440	1,324	2,787	2,301	9,355	5,995	13,582	9,620	(1,550)	(1,299)	18,986	13,312
—	—	—	—	—	—	—	—	—	—	(363)	(305)
—	—	—	—	—	—	—	—	—	—	(40)	(88)
1,440	1,324	2,787	2,301	9,355	5,995	13,582	9,620	(1,550)	(1,299)	18,583	12,919

983	808	2,219	1,770	8,059	5,188	11,261	7,766	(1,550)	(1,299)	11,566	7,356
197	168	256	241	563	535	1,016	944	—	—	2,679	2,724
9	4	53	43	15	13	77	60	304	247	650	544
99	103	111	102	354	342	564	547	79	87	2,882	2,462
—	—	—	—	—	—	—	—	—	—	146	188
—	—	(5)	(3)	—	—	(5)	(3)	—	—	(46)	(1,634)
—	(1)	(1)	(10)	(21)	(176)	(22)	(187)	6	110	(18)	(27)
1,288	1,082	2,633	2,143	8,970	5,902	12,891	9,127	(1,161)	(855)	17,859	11,613
152	242	154	158	385	93	691	493	(389)	(444)	724	1,306
—	—	—	—	—	—	—	—	—	—	61	15

—	—	—	—	—	—	—	—	(6)	13	(6)	13
—	—	—	—	—	—	—	—	32	12	37	17
(1)	(1)	(12)	(7)	(14)	(3)	(27)	(11)	(234)	(245)	(392)	(401)
(1)	(1)	(12)	(7)	(14)	(3)	(27)	(11)	(208)	(220)	(361)	(371)
151	241	142	151	371	90	664	482	(597)	(664)	424	950

63	—	45	—	2	—	110	—	(79)	99	(3)	(1)
(22)	66	(7)	41	135	33	106	140	(596)	(252)	(359)	29
41	66	38	41	137	33	216	140	(675)	(153)	(362)	28
110	175	104	110	234	57	448	342	78	(511)	786	922
192	157	108	154	—	—	300	311	—	—	1,550	1,299
Segmented Financial Information

	Upstream
($ millions)	Exploration and Production(1)		Infrastructure and Marketing		Total
Year ended December 31,	2017	2016	2017	2016	2017	2016
Expenditures on exploration and evaluation assets(2)	148	46	—	—	148	46
Expenditures on property, plant and equipment(2)	1,328	826	—	54	1,328	880
As at December 31,
Exploration and evaluation assets	838	1,066	—	—	838	1,066
Developing and producing assets at cost	41,804	44,790	—	—	41,804	44,790
Accumulated depletion, depreciation, amortization and impairment	(26,014)	(27,984)	—	—	(26,014)	(27,984)
Other property, plant and equipment at cost	—	—	89	140	89	140
Accumulated depletion, depreciation and amortization	—	—	(50)	(99)	(50)	(99)
Total exploration and evaluation assets and property, plant and equipment, net	16,628	17,872	39	41	16,667	17,913
Total assets	17,920	19,098	1,364	1,582	19,284	20,680

(1)	Includes allocated depletion, depreciation, amortization and impairment related to assets in Infrastructure and Marketing, as these assets provide a service to Exploration and Production.

(2)
Excludes capitalized costs related to asset retirement obligations and capitalized interest incurred during the year. Includes Exploration and Production assets acquired through acquisition, but excludes assets acquired through corporation acquisition.

Geographical Financial Information

($ millions)	Canada		United States
Year ended December 31,	2017	2016	2017	2016
Gross revenues(1)	8,599	6,510	9,355	5,995
Royalties	(303)	(261)	—	—
Marketing and other	(40)	(88)	—	—
Revenue, net of royalties	8,256	6,161	9,355	5,995
As at December 31,
Restricted cash – non-current	—	—	—	—
Exploration and evaluation assets	831	654	—	—
Property, plant and equipment, net	15,478	16,112	5,595	5,341
Goodwill	—	—	633	679
Investment in joint ventures	685	640	—	—
Long-term income tax receivable	242	232	—	—
Other assets	64	43	21	23
Total non-current assets	17,300	17,681	6,249	6,043

(1)	Sales to external customers are based on the location of the seller.

Downstream								Corporate and Eliminations		Total
Upgrading		Canadian Refined Products		U.S. Refining and Marketing		Total
2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
—	—	—	—	—	—	—	—	—	—	148	46
230	51	87	52	313	623	630	726	114	53	2,072	1,659

—	—	—	—	—	—	—	—	—	—	838	1,066
—	—	—	—	—	—	—	—	—	—	41,804	44,790
—	—	—	—	—	—	—	—	—	—	(26,014)	(27,984)
2,600	2,367	2,704	2,500	8,300	7,897	13,604	12,764	1,124	1,011	14,817	13,915
(1,463)	(1,363)	(1,466)	(1,344)	(2,705)	(2,556)	(5,634)	(5,263)	(845)	(766)	(6,529)	(6,128)
1,137	1,004	1,238	1,156	5,595	5,341	7,970	7,501	279	245	24,916	25,659
1,263	1,076	1,548	1,410	7,580	7,017	10,391	9,503	3,252	2,077	32,927	32,260

China		Other International		Total
2017	2016	2017	2016	2017	2016
1,032	807	—	—	18,986	13,312
(60)	(44)	—	—	(363)	(305)
—	—	—	—	(40)	(88)
972	763	—	—	18,583	12,919

97	72	—	—	97	72
3	407	4	5	838	1,066
3,005	3,139	—	1	24,078	24,593
—	—	—	—	633	679
—	—	553	488	1,238	1,128
—	—	—	—	242	232
78	83	22	23	185	172
3,183	3,701	579	517	27,311	27,942